Goodwill and Identifiable Intangible Assets (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total	$ 34,958,000	$ 34,958,000	$ 3,383,000
Less accumulated amortization	(914,296)	(822,713)	(466,958)
Intangible assets, net	34,043,704	34,135,287	2,916,042
Trademarks [Member]
Total	2,310,000	2,310,000	320,000
Technology [Member]
Total	2,355,000	2,355,000	2,355,000
Customer relationships [Member]
Total	708,000	708,000	708,000
In-process research and development [Member]
Total	$ 29,585,000	$ 29,585,000	$ 0